Accounting for Certain Loans Acquired with Deteriorated Credit Quality (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Text Block [Abstract]
Troubled Debt Restructurings on Financing Receivables

The re-assessment of purchased impaired loans resulted in the following changes in the accretable yield during the three and six months ended March 31, 2015 and 2014 (in thousands):

	Three Months Ended March 31,		Six Months Ended March 31,
	2015	2014	2015	2014
Balance at beginning of period	$46,342	$58,411	$50,889	$67,660
Accretion	(3,222)	(4,944)	(8,009)	(9,374)
Reclassification from nonaccretable difference	311	2,948	631	2,948
Disposals	—	—	(80)	(4,819)

Balance at end of period	43,431	56,415	43,431	56,415

The re-assessment of purchased impaired loans resulted in the following changes in the accretable yield during 2014 and 2013 (in thousands):

Balance at September 30, 2012	$93,859
Accretion	(29,674)
Reclassification from nonaccretable difference	6,815
Disposals	(3,340)

Balance at September 30, 2013	67,660
Accretion	(18,204)
Reclassification from nonaccretable difference	6,252
Disposals	(4,819)

Balance at September 30, 2014	$50,889